Mar. 01, 2021
Supplement dated August 23, 2021
to
the Prospectus and Summary Prospectus of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Intermediate Municipal Bond Fund	3/1/2021
Effective September 1, 2021, the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information in the Fees and Expenses table and under the caption "Example" under the section “Fees and Expenses of the Fund” in the Summary Prospectus and the “Summary of the Fund – Fees and Expenses of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class V	Classes Adv, Inst, Inst2 and Inst3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%	None	4.75%	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75% (a)	1.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class V
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and/or service (12b-1) fees	0.20%	0.00%	0.80%	0.00%	0.00%	0.00%	0.00%
Other expenses	0.15%	0.15%	0.15%	0.15%	0.09%	0.04%	0.30%
Total annual Fund operating expenses (d)	0.82%	0.62%	1.42%	0.62%	0.56%	0.51%	0.77%
Less: Fee waivers and/or expense reimbursements (e)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.61%	0.41%	1.21%	0.41%	0.35%	0.30%	0.56%
(a)	This charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(d)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the
Financial Highlights
section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2023, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.61% for Class A, 0.41% for Class Adv, 1.21% for Class C, 0.41% for Class Inst, 0.35% for Class Inst2, 0.30% for Class Inst3 and 0.56% for Class V.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Effective April 1, 2021, Class C shares generally automatically convert to Class A shares of the same Fund on approximately the 8-year anniversary of the Class C shares purchase date (Class C Shares 8-Year Conversion Policy). Class C shares’ 10-year cost examples below reflect the Class C Shares 8-Year Conversion Policy.

Since the waivers
and
/or
reimbursements
shown
in the Annual Fund
Operating
Expenses table above expire as

indicated in the preceding table, they are only reflected in the 1 year example
and the first year of the other examples. Although your actual costs
may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$360	$534	$721	$1,264
Class Adv (whether or not shares are redeemed)	$ 42	$177	$325	$ 754
Class C (assuming redemption of all shares at the end of the period)	$223	$429	$756	$1,520
Class C (assuming no redemption of shares)	$123	$429	$756	$1,520
Class Inst (whether or not shares are redeemed)	$ 42	$177	$325	$ 754
Class Inst2 (whether or not shares are redeemed)	$ 36	$158	$292	$ 681
Class Inst3 (whether or not shares are redeemed)	$ 31	$142	$264	$ 620
Class V (whether or not shares are redeemed)	$530	$689	$863	$1,365